Document And Entity Information (USD $)	3 Months Ended
	Feb. 13, 2012	Nov. 14, 2011	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EAST COAST DIVERSIFIED CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		240,274,519
Entity Public Float			$ 1,437,200
Amendment Flag	false
Entity Central Index Key	0001256540
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb 13, 2012
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash	$ 8,345	$ 1,278	$ 766
Accounts receivable, net	243,985	49,522	2,259
Inventory	37,093	51,618
Prepaid expenses	76,365		5,000
Supplier advances			29,576
Total current assets	365,788	102,418	37,601
Property and equipment, net	7,914	15,309	56,024
Other assets
Capitalized research and development costs, net	13,910	92,613	273,458
Escrow deposits	8,127	25,000	100,000
Security deposits	4,521	4,521	4,521
Total other assets	26,558	122,134	377,979
Total assets	400,260	239,861	471,604
Current liabilities
Bank overdraft			5,207
Loans payable	815,891	793,327	671,930
Loans payable - related party	618,494	695,230	607,206
Accounts payable and accrued expenses	864,427	813,411	655,494
Accrued payroll and related liabilities	1,622,228	1,663,700	1,123,410
Total current liabilities	3,921,040	3,965,668	3,063,247
Other liabilities
Total liabilities	3,921,040	3,965,668	3,063,247
Commitments and contingencies
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding
Common stock issued	197,077	110,954
Additional paid-in capital	8,127,391	7,176,106	4,946,622
Accumulated deficit	(11,587,976)	(10,781,919)	(8,898,907)
Total East Coast Diversified stockholders' deficit	(3,263,508)	(3,494,859)	(2,591,643)
Noncontrolling interest	(257,272)	(230,948)
Total stockholders' deficit	(3,520,780)	(3,725,807)	(2,591,643)
Total liabilities and stockholders' deficit	400,260	239,861	471,604
Common Stock Pre-Merger
Current liabilities
Common stock issued			$ 1,360,642

Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Common Stock Pre-Merger	Dec. 31, 2009 Common Stock Pre-Merger
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock shares authorized	20,000,000	20,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.01	$ 0.01
Common stock shares authorized	480,000,000	200,000,000	200,000,000	200,000,000
Common stock shares issued	197,076,989	110,953,778	136,064,233	136,064,233
Common stock shares outstanding	197,076,989	110,953,778	136,064,233	136,064,233

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product sales	$ 20,027	$ 23,465	$ 189,657	$ 32,214	$ 76,984	$ 68,580
Consulting	62,720	1,301	230,220	1,901	21,757	30,000
User fees	10,444	7,600	43,406	20,825	30,507	48,613
Total revenues	93,191	32,366	463,283	54,940	129,248	147,193
Cost of revenues:
Product sales	14,121	2,925	100,960	15,845	41,085	21,252
Consulting	12,182		71,548		1,901
User fees	20,199	18,413	42,068	27,718	38,587	38,070
Selling, general and administative expense	319,157	690,829	972,314	1,796,801	2,404,804	1,498,889
Loss on disposal of assets				21,779	21,779	12,180
Total operating expenses	365,659	712,167	1,186,890	1,862,143	2,508,156	1,570,391
Loss from operations	(272,468)	(679,801)	(723,607)	(1,807,203)	(2,378,908)	(1,423,198)
Other income (expense)
Other income				65	65
Interest expense	(44,152)	(23,901)	(88,535)	(69,278)	(108,550)	(50,027)
Loss on conversion of debt	(20,239)	(63,750)	(20,239)	(63,750)	(66,157)
Loss on acquisition of non-controlling interest					(55,849)
Total other income (expense)	(64,391)	(87,651)	(108,774)	(132,963)	(230,491)	(50,027)
Net loss before noncontrolling interests	(336,859)	(767,452)	(832,381)	(1,940,166)	(2,609,399)	(1,473,225)
Net loss attributable to noncontrolling interests	9,001	35,376	26,324	77,599	112,507
Net loss	$ (327,858)	$ (732,076)	$ (806,057)	$ (1,862,567)	$ (2,496,892)	$ (1,473,225)
Net loss per share - basic and diluted (in Dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.02)	$ (0.03)	$ (0.01)
Weighted average number of shares outsanding during the period - basic and diluted (in Shares)	180,067,427	52,364,680	165,205,586	81,041,013	77,118,976	98,358,696

Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 757,742	$ 4,824,045	$ (7,425,682)		$ (1,843,895)
Balance (in Shares) at Dec. 31, 2008	75,774,233
Common shares issued for cash	402,400	122,577			524,977
Common shares issued for cash (in Shares)	40,240,000
Common shares issued for conversion of loans payable - related party	132,000				132,000
Common shares issued for conversion of loans payable - related party (in Shares)	13,200,000
Common shares issued for services	68,500				68,500
Common shares issued for services (in Shares)	6,850,000
Net loss			(1,473,225)		(1,473,225)
Balance at Dec. 31, 2009	1,360,642	4,946,622	(8,898,907)		(2,591,643)
Balance (in Shares) at Dec. 31, 2009	136,064,233
Common shares issued for cash	74,455	48,545			123,000
Common shares issued for cash (in Shares)	7,445,417
Common shares issued for conversion of loans payable - related party	60,000				60,000
Common shares issued for conversion of loans payable - related party (in Shares)	6,000,000
Common shares issued for services	40,000				40,000
Common shares issued for services (in Shares)	4,000,000
Effect of Stock Exchange on April 2, 2010	(1,387,429)	1,402,429			15,000
Effect of Stock Exchange on April 2, 2010 (in Shares)	(95,848,349)
Balance at Apr. 02, 2010
Common shares issued for cash	39,070	494,055			533,125
Common shares issued for cash (in Shares)	39,069,732
Common shares issued for conversion of loans payable - related party	2,500	22,500			25,000
Common shares issued for conversion of loans payable - related party (in Shares)	2,500,000
Common shares issued for conversion of loans payable	13,584	209,666			223,250
Common shares issued for conversion of loans payable (in Shares)	13,584,383
Common shares issued for services	7,700	135,459			143,159
Common shares issued for services (in Shares)	7,700,000
Stock issuance costs		(23,000)			(23,000)
In kind contribution of services		347,846			347,846
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest	439	2,195		53,215	55,849
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest (in Shares)	439,024
Noncontrolling interest at date of Stock Exchange	(100,007)	(342,217)	613,880	(171,656)
Noncontrolling interest at date of Stock Exchange (in Shares)	(10,000,662)
Recapitalization		(67,994)			(67,994)
Net loss			(2,496,892)	(112,507)	(2,609,399)
Balance at Dec. 31, 2010	110,954	7,176,106	(10,781,919)	(230,948)	(3,725,807)
Balance (in Shares) at Dec. 31, 2010	110,953,778
Common shares issued for cash	13,188	156,062			169,250
Common shares issued for cash (in Shares)	13,188,390
Common shares issued for conversion of loans payable - related party	13,006	86,249			99,255
Common shares issued for conversion of loans payable - related party (in Shares)	13,005,556
Common shares issued for conversion of loans payable	14,748	182,215			196,963
Common shares issued for conversion of loans payable (in Shares)	14,748,313
Common shares issued for conversion of accrued salaries to related party	32,857	197,143			230,000
Common shares issued for conversion of accrued salaries to related party (in Shares)	32,857,143
Value of beneficial conversion feature of convertible notes payable		33,565			33,565
Common shares issued for conversion of accounts payable	357	2,143			2,500
Common shares issued for conversion of accounts payable (in Shares)	357,143
Common shares issued for services	11,967	293,908			305,875
Common shares issued for services (in Shares)	11,966,666
Net loss			(806,057)	(26,324)	(832,381)
Balance at Sep. 30, 2011	$ 197,077	$ 8,127,391	$ (11,587,976)	$ (257,272)	$ (3,520,780)
Balance (in Shares) at Sep. 30, 2011	197,076,989

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (806,057)	$ (1,862,567)	$ (2,496,892)	$ (1,473,225)
Adjustments to reconcile net loss to net cash used in operations:
Noncontrolling interests	(26,324)	(77,599)	(112,507)
Depreciation and amortization	86,098	156,260	197,112	220,887
Bad debt expense				66,587
Loss on conversion of debt	20,239	63,750	66,157
Loss on disposal of assets		21,866	21,779	12,180
Loss on acquisition of noncontrolling interest			55,849
Stock issued in lieu of cash compensation		128,000	183,159	68,500
Stock issued for services	239,625
In-kind contribution of services		347,846	347,846
Amortization of payment redemption premium as interest	7,683
Accretion of beneficial conversion feature on convertible notes payable as interest	13,535
Interest accrued on loans payable	63,237	57,875	91,755	46,625
Changes in operating assets and liabilities:
Accounts receivable, net	(194,463)	(9,547)	(47,263)	(68,846)
Inventory	14,525	(39,864)	(42,189)
Prepaid expenses	(173)	5,000	5,000	(5,000)
Supplier advances		16,817	29,576	8,314
Escrow deposits	16,873
Bank overdraft		(5,207)
Accounts payable and accrued expenses	52,476	49,613	104,917	(126)
Accrued payroll and related liabilities	188,528	281,764	540,290	343,728
Net cash used in operating activities	(324,198)	(865,993)	(1,055,411)	(780,376)
Cash flows from investing activities:
Capital expenditures		(6,760)	(6,760)	(2,795)
Capitalized research and development costs				(55,639)
Cash received in reverse merger		6	6
Proceeds received for reimbursement of escrow deposits		220,000	220,000
Payments of escrow deposits		(145,000)	(145,000)	(100,000)
Net cash from investing activities		68,246	68,246	(158,434)
Cash flows from financing activities:
Proceeds from issuance of common stock	169,250	369,925	656,125	524,977
Stock issuance costs			(23,000)
Change in bank overdraft			(5,207)	(3,629)
Proceeds from loans payable	113,072	376,932	376,931	125,000
Proceeds from loans payable - related party	154,919	217,367	264,823	435,197
Repayments of loans payable - related party	(105,976)	(167,082)	(281,995)	(141,997)
Net cash from financing activities	331,265	797,142	987,677	939,548
Net increase (decrease) in cash	7,067	(605)	512	738
Cash at beginning of period	1,278	766	766	28
Cash at end of period	8,345	161	1,278	766
Cash paid for interest	4,080	11,403	16,795	3,402
Issuance of 14,748,313 and 500,000 shares of common stock in conversion of loans payable. 13,584,383 shares 12/31	138,478	26,250	157,093
Issuance of 13,055,556 and 6,000,000 shares of common stock in conversion of loans payable - related party, resepctively and 8,500,000 and 13,000,000 for 12/31	137,500	60,000	85,000	130,000
Payment redemption premiums on convertible notes payable	17,625
Beneficial conversion feature of convertible notes payable	33,565
Issuance of 357,143 shares of common stock in conversion of accounts payable	2,500
Issuance of 32,857,143 shares of common stock in conversion of accrued salaries to related party	230,000
Reduction of 95,848,349 shares of common stock in stock exchange		(1,387,429)	1,387,429
Recognition of noncontrolling interest at date of stock exchange		$ (171,656)	$ 171,656

Note 1 - Nature of Business, Presentation, and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Nature of Business, Presentation, and Going Concern

Organization

EarthSearch Communications International, Inc. (“EarthSearch”) was founded in November 2003 as a Georgia corporation. The company subsequently re-incorporated in Delaware on July 8, 2005. The operations of its former wholly-owned subsidiary, EarthSearch Localizacao de Veiculos, Ltda in Brazil, were discontinued during 2007.

On December 18, 2009, East Coast Diversified Corporation's (“ECDC” or the “Company”) former principal stockholders, Frank Rovito, Aaron Goldstein and Green Energy Partners, LLC (collectively the “Sellers”), entered into a Securities Purchase Agreement (the "Purchase Agreement") with Kayode Aladesuyi (the “Buyer”), pursuant to which the Sellers beneficial owners of an aggregate of 6,997,150 shares of the Company's common stock (the “Sellers' Shares”), agreed to sell and transfer the Sellers' Shares to the Buyer for an aggregate of Three Hundred Thousand Dollars ($300,000.00). The Purchase Agreement also provided that the Company would enter into a share exchange agreement with EarthSearch.

On January 15, 2010, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with EarthSearch, pursuant to which the Company agreed to issue 35,000,000 shares of the Company's restricted common stock to the shareholders of EarthSearch. On April 2, 2010, EarthSearch consummated all obligations under the Share Exchange Agreement. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch. As a result of the Purchase Agreement and Share Exchange Agreement, our principal business became the business of EarthSearch. The Board of Directors of the Company (the “Board”) passed a resolution electing the new members of the Board and appointing new management of the Company and effectively resigning as their last order of business.

The Share Exchange is being accounted for us as an acquisition and recapitalization. EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch. The accumulated deficit of EarthSearch was also carried forward after the acquisition.

On December 31, 2010, the Company acquired 1,800,000 additional shares of EarthSearch from a non-controlling shareholder in exchange for 439,024 shares of the Company's common stock. As of December 31, 2010, the Company owns 94.66% of the issued and outstanding stock of EarthSearch.

Nature of Operations

The Company has created an integration of Radio Frequency Identification technology (“RFID”) and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products.  These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions.  During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products.   Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information.  Accordingly, they do not include all of the information and footnotes required in annual financial statements.  In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows.  The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited consolidated financial statements should be read in conjunction with our 2010 annual consolidated financial statements included in our Form 10-K, filed with the U.S. Securities and Exchange Commission (“SEC”) on April 15, 2011.

Going Concern

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As reflected in the accompanying unaudited consolidated financial statements, the Company had an accumulated deficit of $11,587,976 at September 30, 2011, a net loss and net cash used in operations of $806,057 and $324,198, respectively, for the nine months ended September 30, 2011.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital.  No assurance can be given that the Company will be successful in these efforts.

The unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans will afford the Company the opportunity to continue as a going concern.

Note 1 – Nature of Business, Presentation, and Going Concern

Organization

EarthSearch was founded in November 2003 as a Georgia corporation.  The company subsequently re-incorporated in Delaware on July 8, 2005. The operations of its former wholly-owned subsidiary, EarthSearch Localizacao de Veiculos, Ltda in Brazil, were discontinued during 2007.

On December 18, 2009, East Coast Diversified Corporation's (ECDC" or the "Company") former principal stockholders, Frank Rovito, Aaron Goldstein and Green Energy Partners, LLC (collectively the "Sellers"), entered into a Securities Purchase Agreement (the "Purchase Agreement") with Kayode Aladesuyi (the "Buyer"), pursuant to which the Sellers beneficial owners of an aggregate of 6,997,150 shares of the Company's common stock (the "Sellers' Shares"), agreed to sell and transfer the Sellers' Shares to the Buyer for total consideration of Three Hundred Thousand Dollars ($300,000.00). The Purchase Agreement also provided that the Company would enter into a share exchange agreement with EarthSearch.

On January 15, 2010, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") with EarthSearch Communications International, Inc. ("EarthSearch"), pursuant to which the Company agreed to issue 35,000,000 shares of the Company's restricted common stock to the shareholders of EarthSearch. On April 2, 2010, EarthSearch consummated all obligations under the Share Exchange Agreement. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired 93.49% of the issued and outstanding common stock of EarthSearch. As a result of the execution and losing of the Purchase Agreement and Share Exchange Agreement, our principal business became the business of EarthSearch (the "Share Exchange"). The Board passed a resolution electing the new Board members and appointing new management of the Company and effectively resigning as their last order of business.

The Share Exchange is being accounted for us as an acquisition and recapitalization. EarthSearch is the acquirer for accounting purposes and, consequently, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements herein are those of EarthSearch. The accumulated deficit of EarthSearch was also carried forward after the acquisition.

Specific calculations used in the acquisition and recapitalization and the effect of the share exchange on April 2, 2010 are as follows:

	Shares	%
Total EarthSearch shares oustanding at April 2, 2010	153,509,650	100.00%

Shares not exchanged in Share Exchange	10,000,662	6.51%

Shares exchanged	143,508,988	93.49%

EarthSearch Equity Balances on April 2, 2010:

	Total	Non-Controlling %	Non-Controlling Interest
Common Stock	1,535,097	6.51%	100,007
Additional Paid In Capital	5,253,013	6.51%	342,217
Accumulated Deficit	(9,423,033)	6.51%	(613,880)

Total	(2,634,923)		(171,656)

Effect of Share Exchange on April 2, 2010:

	Common Stock			Additional Paid In
	Shares	$		Capital	Total
EarthSearch Stock given in Share Exchange	(143,508,988)		(1,435,090)	1,435,090	-

New ECDC shares issued in Share Exchange	35,000,000		35,000	(35,000)	-

Issuance of ECDC common stock for debt conversion on April 2, 2010	5,400,000		5,400	9,600	15,000

Issuance of ECDC common stock for purchase of controlling interest	6,997,150		6,997	(6,997)	-

Shares of ECDC not acquired in exchange	263,489		264	(264)	-

Totals	(95,848,349)		(1,387,429)	1,402,429	15,000

Recapitalization of ECDC Accumulated Deficit at April 2, 2010:

As EarthSearch is considered the acquirer for accounting purposes, ECDC’s accumulated deficit needed to be adjusted by $67,994, or recapitalized, in order for EarthSearch’s accumulated deficit to remain correct in consolidation.

On Decemer 31, 2010, the Company acquired 1,800,000 additional shares of EarthSearch from a non-controlling shareholder in exchange for 439,024 shares of the Company's common stock. As of December 31, 2010, the Company owns 94.66% of the issued and outstanding stock of EarthSearch.

Nature of Operations

The Company has created the world’s first integration of RFID and GPS technology and is an international provider of supply chain management solutions offering real-time visibility in the supply chain with integrated RFID/GPS and other telemetry products.  These solutions help businesses worldwide to increase asset management, provide safety and security, increase productivity, and deliver real-time visibility of the supply chain through automation.

The Company’s development of GPS devices embedded with RFID modules represents its core technology and products. The Company has licensed various patents relating to the technology used in the Company’s products and has commenced sales and commercialization of the technology which the Company expects will result in revenue that will allow the Company to sustain its current operation and get to a profitable status.

The Company launched sales operations in 2008 but subsequently withdrew sales and commercial resources from the market mid-2008 and 2009 due to the negative economic and market conditions.  During that time, the Company refocused its efforts on the redesign and integration of RFID and GPS technologies into its products.   Commercial sales were re-established in 2010.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  As reflected in the accompanying consolidated financial statements, the Company had an accumulated deficit of $10,781,919 at December 31, 2010, a net loss and net cash used in operations of $2,496,892 and $1,060,618, respectively, for the year ended December 31, 2010.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company’s to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate revenues, and continue to raise additional investment capital.  No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Text Block]
Note 2 – Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates in the accompanying consolidated financial statements include the amortization period for intangible assets, impairment valuation of intangible assets, depreciable lives of the website and property and equipment, valuation of share-based payments and the valuation allowance on deferred tax assets.  Actual results could differ from those estimates and would impact future results of operations and cash flows.

Principles of Consolidation

The consolidated financial statements include the accounts of East Coast Diversified Corporation and its majority-owned subsidiary, EarthSearch Communications International, Inc.  All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items on the 2010 consolidated statement of operations and statement of cash flows have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At September 30, 2011 and December 31, 2010, respectively, the Company had no cash equivalents.

Accounts Receivable

The Company grants unsecured credit to commercial and governmental customers in the United States and abroad.  Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience, customer specific facts and economic conditions. Bad debt expense was $0 and $0 for the three and nine months ended September 30, 2011 and 2010, respectively.  At September 30, 2011 and December 31, 2010, the allowance for doubtful accounts was $0 and $0, respectively.

Outstanding account balances are reviewed individually for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Company does not have any off-balance sheet credit exposure to its customers.

Inventories

Inventories are stated at the lower of cost or market (“LCM”). The Company uses the first-in-first-out (“FIFO”) method of valuing inventory. Inventory consists primarily of finished goods and accessories for resale.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of property and equipment is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful lives ranging from 5 years to 7 years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations. Leasehold improvements are amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

Depreciation expense was $1,563 and $4,367 for the three months ended September 30, 2011 and 2010, respectively, and $7,395 and $12,449 for the nine months ended September 30, 2011 and 2010, respectively.

Impairment or Disposal of Long-Lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to ASC 360 “Property, Plant and Equipment”. ASC 360 clarifies the accounting for the impairment of long-lived assets and for long-lived assets to be disposed of, including the disposal of business segments and major lines of business. Long-lived assets are reviewed when facts and circumstances indicate that the carrying value of the asset may not be recoverable. When necessary, impaired assets are written down to estimate fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates.

Research and Development Costs

The Company accounts for research and development costs in accordance with ASC 730 “Research and Development”.  ASC 730 requires that research and development costs be charged to expense when incurred.  Research and development costs charged to expense were $37,142 and $173,272 for the three months ended September 30, 2011 and 2010, respectively, and $37,142 and $252,816 for the nine months ended September 30, 2011 and 2010, respectively.

Prior to the adoption of ASC 730, costs incurred internally in researching and developing computer software products were charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved through coding and testing Generally, this occurs shortly before products which will utilize the software are released to manufacturing which occurred in January 2007. The amortization of these costs is included in general and administrative expense over the estimated life of the software, which is estimated to be 3 years.

The Company capitalized no research and development costs in the nine months ended September 30, 2011 and 2010, respectively.  The Company recorded amortization expense of $4,636 and $37,034 for the three months ended September 30, 2011 and 2010, respectively, and $78,703 and $143,812 for the nine months ended September 30, 2011 and 2010, respectively.  Accumulated amortization was $626,759 and $548,056 at September 30, 2011 and December 31, 2010, respectively.

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  FASB ASC 820 states that a fair value measurement should be determined based on the assumptions the market participants would use in pricing the asset or liability.  In addition, FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the types of valuation information (“inputs”) are observable or unobservable.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three broad levels defined by FASB ASC 820 hierarchy are as follows:

Level 1 – quoted prices for identical assets or liabilities in active markets.

Level 2 – pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date.

Level 3 – valuations derived from methods in which one or more significant inputs or significant value drivers are unobservable in the markets.

These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments.  Changes in such judgments could have a material impact on fair value estimates.  In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes.  Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2011. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, inventory, accounts payable and accrued expenses and accrued compensation. The fair value of the Company’s loans payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

Revenue Recognition

The Company generates revenue through three processes: (1) Sale of its RFID/GPS products, (2) Fees for consulting services provided to its customers, and (3) Service Fees for the use of its advanced web based asset management platform.

●	Revenue for RFID/GPS products is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.
●	Revenue for consulting services is recognized when the services have been performed.
●	Revenue for service fees is recognized ratably over the term of the use agreement.

Stock-Based Compensation

The Company accounts for Employee Stock-Based Compensation under ASC 718 “Compensation – Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 is a revision to SFAS No. 123, “Accounting for Stock-Based Compensation”, and supersedes Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees”, and its related implementation guidance. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options issued to non-employees are recorded in expense and additional paid-in capital in shareholders' equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

The Company has not granted any stock options as of September 30, 2011.

Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes.  Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled.  The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs.  Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued ASC 740 “Income Taxes” (formerly, Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – An Interpretation of FASB Statement No. 109 (FIN 48)).  ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740 and concluded that the tax position of the Company has not met the more-likely-than-not threshold as of September 30, 2011.

Basic and Diluted Loss Per Share

The Company computes income (loss) per share in accordance with ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations.  Basic EPS is computed by dividing income (loss) available to common shareholders by the weighted average number of shares outstanding during the period.  Diluted EPS gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

As of September 30, 2011 and 2010, there were $16,391 and $307,675, respectively, of convertible notes payable and $4,518 and $0, respectively, of convertible notes payable to related parties which are convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.  However, these potentially dilutive shares are considered to be anti-dilutive and are therefore not included in the calculation of net loss per share.

Segment Information

In accordance with the provisions of ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”, the Company is required to report financial and descriptive information about its reportable operating segments.  The Company operates in only one operating segment as of September 30, 2011.

Accounting Standards Codification

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) became effective on September 15, 2009.  At that date, the ASC became FASB’s officially recognized source of authoritative generally accepted accounting principles (“GAAP”) applicable to all public and non-public non-governmental entities, superseding existing FASB, American Institute of Certified Public Accountants (“AICPA”), Emerging Issues Task Force (“EITF”) and related literature.  All other accounting literature is considered non-authoritative.  The switch to the ASC affects the way companies refer to U.S. GAAP in financial statements and accounting policies.  Citing particular content in the ASC involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure.

Effect of Recent Accounting Pronouncements

The Company reviews new accounting standards as issued. No new standards to date had any material effect on these consolidated financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these consolidated financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these consolidated financial statements as presented and does not anticipate the need for any future restatement of these consolidated financial statements because of the retro-active application of any accounting pronouncements issued subsequent to September 30, 2011 through the date these financial statements were issued.

Note 2 – Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates in the accompanying consolidated financial statements include the amortization period for intangible assets, impairment valuation of intangible assets, depreciable lives of the website and property and equipment, valuation of share-based payments and the valuation allowance on deferred tax assets.  Actual results could differ from those estimates and would impact future results of operations and cash flows.

Principles of Consolidation

The consolidated financial statements include the accounts of East Coast Diversified Corporation and its majority-owned subsidiary, EarthSearch Communications International, Inc.  All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items on the 2009 consolidated balance sheet, statement of operations, and statement of cash flows have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At December 31, 2010 and 2009, respectively, the Company had no cash equivalents.

Accounts Receivable

The Company grants unsecured credit to commercial and governmental customers in the United States and abroad.  Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience, customer specific facts and economic conditions. Bad debt expense was $0 and $66,587 for the years ended December 31, 2010 and 2009, respectively, and is included in general and administrative expenses.  At December 31, 2010 and 2009, the allowance for doubtful accounts was $0 and $260,577, respectively.

Outstanding account balances are reviewed individually for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Company does not have any off-balance sheet credit exposure to its customers.

Inventories

Inventories are stated at the lower of cost or market (“LCM”). The Company uses the first-in-first-out (“FIFO”) method of valuing inventory. Inventory consists primarily of finished goods and accessories for resale.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of property and equipment is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful lives ranging from 5 years to 7 years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations. Leasehold improvements are amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

Impairment or Disposal of Long-Lived Assets

The Company accounts for the impairment or disposal of long-lived assets according to ASC 360 “Property, Plant and Equipment”. ASC 360 clarifies the accounting for the impairment of long-lived assets and for long-lived assets to be disposed of, including the disposal of business segments and major lines of business. Long-lived assets are reviewed when facts and circumstances indicate that the carrying value of the asset may not be recoverable. When necessary, impaired assets are written down to estimate fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates.

Research and Development Costs

The Company accounts for research and development costs in accordance with ASC 730 “Research and Development”.  ASC 730 requires that research and development costs be charged to expense when incurred.  Research and development costs charged to expense were $333,971 and $200,837 for the years ended December 31, 2010 and 2009, respectively.

Prior to the adoption of ASC 730, costs incurred internally in researching and developing computer software products were charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved through coding and testing Generally, this occurs shortly before products which will utilize the software are released to manufacturing which occurred in January 2007. The amortization of these costs is included in general and administrative expense over the estimated life of the software, which is estimated to be 3 years.

The Company capitalized $0 and $55,639 of research and development costs in the years ended December 31, 2010 and 2009, respectively.  The Company recorded amortization expense of $180,845 and $204,283 for the years ended December 31, 2010 and 2009, respectively.

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  FASB ASC 820 states that a fair value measurement should be determined based on the assumptions the market participants would use in pricing the asset or liability.  In addition, FASB ASC 820 specifies a hierarchy of valuation techniques based on whether the types of valuation information (“inputs”) are observable or unobservable.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three broad levels defined by FASB ASC 820 hierarchy are as follows:

Level 1 – quoted prices for identical assets or liabilities in active markets.

Level 2 – pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date.

Level 3 – valuations derived from methods in which one or more significant inputs or significant value drivers are unobservable in the markets.

These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments.  Changes in such judgments could have a material impact on fair value estimates.  In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes.  Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2010. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, inventory, accounts payable and accrued expenses and accrued compensation. The fair value of the Company’s loans payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

Revenue Recognition

The Company generates revenue through three processes: (1) Sale of its RFID/GPS products, (2) Fees for consulting services provided to its customers, and (3) Service Fees for the use of its advanced web based asset management platform.

•	Revenue for RFID/GPS products is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.

•	Revenue for consulting services is recognized when the services have been performed.

•	Revenue for service fees is recognized ratably over the term of the use agreement.

Stock-Based Compensation

The Company accounts for Employee Stock-Based Compensation under ASC 718 “Compensation – Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 is a revision to SFAS No. 123, "Accounting for Stock-Based Compensation," and supersedes Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and its related implementation guidance. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” ("ASC 505-50"). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options issued to non-employees are recorded in expense and additional paid-in capital in shareholders' equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

The Company has not granted any stock options as of December 31, 2010.

Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes.  Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled.  The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs.  Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The Financial Accounting Standards Board (FASB) has issued ASC 740 “Income Taxes” (formerly, Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – An Interpretation of FASB Statement No. 109 (FIN 48)).  ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740 and concluded that the tax position of the Company has not met the more-likely-than-not threshold as of December 31, 2010.

Basic and Diluted Loss Per Share

The Company computes income (loss) per share in accordance with ASC 260, "Earnings per Share", which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations.  Basic EPS is computed by dividing income (loss) available to common shareholders by the weighted average number of shares outstanding during the period.  Diluted EPS gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.   There were no potentially dilutive shares outstanding as of December 31, 2009.  As of December 31, 2010, there were $64,391 of convertible notes payable and $81,512 of convertible notes payable to related parties which are convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.  However, these potentially dilutive shares are considered to be anti-dilutive and are therefore not included in the calculation of net loss per share.

Segment Information

In accordance with the provisions of ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”, the Company is required to report financial and descriptive information about its reportable operating segments.  The Company operates in only one operating segment as of December 31, 2010.

Accounting Standards Codification

In September 2009, the Financial Accounting Standards Board (“FASB”) issued ASC 105, formerly FASB Statement No. 168, the FASB Accounting Standards Codification (“Codification”) and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”), a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 establishes the Codification as the single source of authoritative GAAP in the United States, other than rules and interpretive releases issued by the SEC. The Codification is a reorganization of current GAAP into a topical format that eliminates the current GAAP hierarchy and establishes instead two levels of guidance — authoritative and non-authoritative. All non-grandfathered, non-SEC accounting literature that is not included in the Codification will become non-authoritative. The FASB’s primary goal in developing the Codification is to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular accounting topic in one place. The Codification was effective for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it did not have a material impact on the Company’s consolidated financial statements.

Note 3 - Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
Note 3 – Loans Payable

Loans payable at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. On September 19, 2011, $25,000 of this note was transferred to Southridge Partners II, LP. Accrued interest is equal to $143,180 and $112,805 respectively.	$518,180	$562,805

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $48,125 and $30,125 respectively.	128,125	110,125

$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $0 and $4,359, respectively.	-	20,891

$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $5,500 and $3,500, respectively.	16,391	43,500

Unsecured non-interest bearing note payable, due on demand, to Leonard Marella.	20,000	20,000

Unsecured non-interest bearing note payable, due on demand, to Steve Palmer.	8,000	8,000

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson.	-	17,506

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel.	13,500	-

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone.	2,100	-

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr.	9,000	-

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its beneficial conversion feature of $13,508.	25,379	-

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its beneficial conversion feature of $10,634.	26,894	-

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its beneficial conversion feature of $9,423.	12,822	-

Unsecured $25,000 note payable to Southridge Partners II, LP which was transferred from Azfar Haque on September 19, 2011. The note bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default.	25,000	-

Total	$815,891	$793,327

The Company accrued interest expense of $50,375 and $75,984 for the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively, on the above loans.  Accrued interest is included in the loan balances.

The Company borrowed $113,072 and $376,931 during the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.  The Company made no payments on the loans during the nine months ended September 30, 2011 and the year ended December 31, 2010.  During the nine months ended September 30, 2011, the Company converted $138,478 of loans payable into 14,748,313 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company converted $157,093 of loans payable into 13,584,383 shares of the Company’s common stock.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Mindshare Holdings, Inc.  The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $13,508, of which, $6,387 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $25,379.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 30% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $10,634, of which, $5,028 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $26,894.

On August 25, 2011, the Company issued a $17,500 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 5% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $2,625 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $9,423, of which, $2,120 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $12,822.

On September 9, 2011, Azfar Hague transferred $25,000 of the $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties.  The note bears interest at 9% per annum and is currently in default.

Note 5 – Loans Payable

Loans payable at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. Accrued interest is equal to $112,805 and $72,305 respectively.	$562,805	$522,305
Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $30,125 and $6,125 respectively.	110,125	86,125
Unsecured non-interest bearing note payable due on demand by Company to Charms Investments Inc.	-	25,000
$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $4,359 at December 31, 2010.	20,891	-
$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $3,500 at December 31, 2010.	43,500	-
Unsecured non-interest bearing note payable due on demand by Company to Leonard Marella.	20,000	20,000
Unsecured non-interest bearing note payable due on demand by Company to Steve Palmer.	8,000	8,000
Unsecured non-interest bearing note payable due on demand by Company to Syed Ahmed.	7,000	7,000
Unsecured non-interest bearing note payable due on demand by Company to Alina Farooq.	3,500	3,500
Unsecured non-interest bearing note payable due on demand by Company to William Johnson.	17,506	-

Total	$793,327	$671,930

The Company accrued interest expense of $75,984 and $46,625 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Loans payable – related parties at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured non-interest bearing note payable due on demand to Frank Russo, a Director of the Company.	$422,006	$476,206
Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand.	173,256	126,400
Unsecured non-interest bearing note payable due on demand to Andrea Rocha, Comptroller and wife of Company's Chief Executive Officer and President.	-	2,600
Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	81,512	-
Unsecured non-interest bearing note payable due on demand to Kayode Aladesuyi, Chief Executive Officer and President.	18,456	2,000

Total	$695,230	$607,206

The Company accrued interest expense of $15,771 and $0 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

On July 30, 2010, Charms Investments Inc. assigned its interest in a convertible note to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company (see Note 6 – Related Parties).  The note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Note 4 - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 4 – Related Parties

Loans payable – related parties at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$411,599	$422,006
Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand. Accrued interest is equal to $11,821 and $0, respectively.	185,377	173,256
Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company.	17,000	-
Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	4,518	81,512
Unsecured non-interest bearing note payable, due on demand, to Kayode Aladesuyi, Chief Executive Officer and President.	-	18,456

Total	$618,494	$695,230

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, $476,206 was due to Mr. Russo.  During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock (See Note 5 – Stockholders’ Deficit).  The Company borrowed $0 and $29,800 from and repaid $10,407 and $24,000 to Mr. Russo during the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum.  At December 31, 2009, $126,400 was due to Mr. Eppel.  The Company borrowed $299 and $31,085 from Mr. Eppel during the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.  $11,821 and $15,771 of interest was accrued and included in the loan balance for the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.

On April 2, 2010, prior to the Share Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000.  From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900.  During the nine months ended September 30, 2011, the Company borrowed $144,000 from Mr. Sherali and issued a non-interest bearing note.  Also during the nine months ended September 30, 2011, the Company converted $127,000 of the note to common stock and issued 13,005,556 shares to Mr. Sherali (see Note 5 – Stockholders’ Deficit).

On July 30, 2010, Charms Investments Inc. (“Charms”) assigned its interest in their $174,425 convertible note to Mr. Aladesuyi. During the year ended December 31, 2010, the Company borrowed and additional $8,000 from and repaid $100,913 to Mr. Aladesuyi.  During the nine months ended September 30, 2011, the Company repaid $66,494 to Mr. Aladesuyi.  Also during the nine months ended September 30, 2011, Mr. Aladesuyi sold and assigned interest in $10,500 of the note to Charms and the Company converted the $10,500 of the note to common stock and issued 2,200,000 shares to Charms (see Note 5 – Stockholders’ Deficit).  The note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, the outstanding balance on the note was $2,000.  During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,481 to Mr. Aladesuyi. During the nine months ended September 30, 2011, the Company borrowed $10,619 from and repaid $29,075 to Mr. Aladesuyi.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 (see Note 5 – Stockholders’ Deficit).  During the nine months ended September 30, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi.  Ms. Rocha was a holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, the outstanding balance on the note was $2,600.  During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha.  On December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159 (see Note 5 – Stockholders’ Deficit).

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi.  Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 5 – Stockholders’ Deficit).

During the nine months ended September 30, 2011 and the year ended December 31, 2010, officers and shareholders of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 5 – Stockholders’ Deficit).

Note 6 – Related Parties

Frank Russo, a Director of the Company, is a note holder of the Company (see Note 5 – Loans Payable).   During the year ended December 31, 2009, Mr. Russo converted $100,000 of the note into 10,000,000 shares of the Company’s common stock. During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock.  The Company borrowed $29,800 and $144,300 from and repaid $24,000 and $11,500 to Mr. Russo during the years ended December 31, 2010 and 2009, respectively.  The Company issued 400,000 shares of its common stock to Mr. Russo for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

Edward Eppel, a Director of the Company, is a note holder of the Company (see Note 5 – Loans Payable).  The Company borrowed $31,085 and $126,400 from Mr. Eppel during the years ended December 31, 2010 and 2009, respectively.  The Company issued 5,100,000 shares of its common stock to Mr. Eppel for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President of the Company.  Ms. Rocha was a note holder of the Company (see Note 5 – Loans Payable).  The Company borrowed $32,000 from Ms. Rocha during the year ended December 31, 2009.  During the year ended December 31, 2009, Ms. Rocha converted $32,000 of the note into 3,200,000 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha. On October 5, 2009, Ms. Rocha purchased 4,800,000 shares of the Company’s common stock for $48,000 and on December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159.

Kayode Aladesuyi is the holder of an unsecured non-interest bearing note of the Company (see Note 5 – Loans Payable).  During the year ended December 31, 2009, the Company borrowed $132,497 from and repaid $130,497 to Mr. Aladesuyi on this note.  During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,482 to Mr. Aladesuyi.  On July 30, 2010, Charms Investments Inc. assigned its interest in their $196,425 convertible note to Mr. Aladesuyi (see Note 5 – Loans Payable).  The convertible note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.  The Company issued 4,000,000 and 400,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 and 2009, respectively (see Note 7 – Stockholders’ Deficit).  During the year ended December 31, 2009, Mr. Aladesuyi purchased 15,000,000 shares of the Company’s common stock for $150,000.

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi.  Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 7 – Stockholders’ Deficit).

On April 2, 2010, prior to the Stock Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000.  From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900.  The Company issued 100,000 shares of its common stock to Mr. Sherali for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

During the year ended December 31, 2010, officers and shareholders of the Company contributed services having a fair market value of $347,846 (see Note 7 – Stockholders’ Deficit).

Note 5 - Stockholders’ Deficit	9 Months Ended
Sep. 30, 2011
Stockholders' Equity, Policy [Policy Text Block]
Note 5 – Stockholders’ Deficit

Authorized Capital

On September 9, 2010, the Board authorized the increase of the Company’s authorized Common Stock from seventy five million (75,000,000) to two hundred million (200,000,000) shares.

On September 17, 2010, the Board authorized the creation of a common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants.  The Company registered twenty five million (25,000,000) shares of its common stock pursuant to the 2010 Stock Incentive Plan on Form S-8 filed with the Commission on September 27, 2010.  As of September 30, 2011, no options have been granted under the plan.

On June 3, 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 500,000,000 shares, par value $0.001 per share, including (i) 480,000,000 shares of common stock, par value $0.001 per share and (ii) 20,000,000 shares of preferred stock, par value $0.001 per share.  The effective date of the Amendment is June 1, 2011.

Common Stock Issued for Cash

During the year ended December 31, 2010, the Company issued 46,515,149 shares of common stock in private placements for a total of $656,125 ($0.014 per share).

During the nine months ended September 30, 2011, the Company issued 13,188,390 shares of common stock in private placements for a total of $169,250 ($0.013 per share).

Common Stock Issued in Conversion of Debt

During the year ended December 31, 2010, the Company issued 8,500,000 shares of common stock in the conversion of $85,000 of notes payable to related parties (see Note 4 – Related Parties) and 13,584,383 shares of common stock in the conversion of $157,093 of notes payable to unrelated parties (see Note 3 – Loans Payable).

During the nine months ended September 30, 2011, the Company issued 13,005,556 shares of common stock in the conversion of $127,000 of notes payable to related parties (see Note 4 – Related Parties) and 14,748,313 shares of common stock in the conversion of $138,478 of notes payable to unrelated parties (see Note 3 – Loans Payable).

Stock Issued for Services

Prior to the Share Exchange on April 2, 2010, the Company issued 4,000,000 shares of common stock for services, at par value of $0.01 per share, to Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company, during the year ended December 31, 2010 (see Note 4 – Related Parties).  These values were based on the fair value of services rendered as the Company was not a publicly traded company and there was no established market for its shares.

The Company’s Board of Directors unanimously agreed to grant two million shares to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer and Chairman, under the 2010 Stock Incentive Plan dated September 17, 2010, in lieu of unpaid salary of $87,500 out of an accrued aggregate of $175,000.  Such shares of common stock were to be issued from the shares registered under a registration statement on Form S-8 filed September 27, 2010 representing the 2010 Stock Incentive Plan.  Mr. Aladesuyi declined the acceptance of the shares and, accordingly, the issuance was cancelled.

During the year ended December 31, 2010, the Company issued 7,700,000 shares to unrelated parties for services, at an average price of $0.02 per share based on the market value of the shares at the time of issuance.  1,500,000 of these shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

During the nine months ended September 30, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143 shares to Mr. Aladesuyi, at a price of $0.007 per share based on the market value of the shares at the time of issuance.

During the nine months ended September 30, 2011, the Company issued 357,143 shares to an unrelated party for conversion of an outstanding accounts payable of $2,500, at a price of $0.007 per share based on the market value of the shares at the time of issuance.

During the nine months ended September 30, 2011, the Company issued 11,966,666 shares to unrelated parties for services, at an average price of $0.026 per share based on the market value of the shares at the time of issuance.

In-Kind Contribution of Services

During the nine months ended September 30, 2011 and the year ended December 31, 2010, officers and directors of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 4 – Related Parties).

Acquisition of Noncontrolling Interest in EarthSearch Communications

On December 31, 2010, the Company issued 439,024 shares of its common stock to a noncontrolling shareholder of its subsidiary, EarthSearch Communications International, Inc. (“EarthSearch”), for 1,800,000 shares of EarthSearch’s common stock.  The shares were valued at the market price of $0.006 at December 31, 2010 and resulted in a loss on the acquisition of $55,849 as follows:

Value of shares issued in exchange (439,024 shares at $0.006 per share)	$2,634
Fair value of non-controlling interest acquired	(53,215)

Loss on acquisition of non-controlling interest	$55,849

The Company owns 94.66% of EarthSearch as of December 31, 2010 and September 30, 2011.

Note 6 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

No provisions were made for income taxes for the nine months ended September 30, 2011 and 2010 as the Company had cumulative operating losses.  For the nine months ended September 30, 2011 and 2010, the Company incurred net losses for tax purposes of $832,381 and $1,940,166, respectively.  The income tax expense (benefit) differs from the amount computed by applying the United States Statutory corporate income tax rate as follows:

	For the Nine Months Ended September 30,
	2011	2010

United States statutory corporate income tax rate	34.0%	34.0%
Change in valuation allowance on deferred tax assets	-34.0%	-34.0%

Provision for income tax	0.0%	0.0%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

The Company has established a full valuation allowance on its deferred tax asset because of a lack of sufficient positive evidence to support its realization.  The valuation allowance increased by $275,290 and $894,910 for the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.

The Company has a net operating loss carryover of $12,340,687 at September 30, 2011 to offset future income tax.  The net operating losses expire as follows:

December 31,
2024	$1,152,418
2025	1,917,800
2026	1,663,944
2027	1,475,037
2028	1,216,483
2029	1,473,225
2030	2,609,399
2031	832,381
$12,340,687

Note 9 – Income Taxes

No provisions were made for income taxes for the years ended December 31, 2010 and 2009 as the Company had cumulative operating losses.  For the years ended December 31, 2010 and 2009, the Company incurred net losses for tax purposes of $2,609,399 and $1,473,225, respectively.  The income tax expense (benefit) differs from the amount computed by applying the United States Statutory corporate income tax rate as follows:

	For the Year Ended
	December 31,
	2010	2009

United States statutory corporate income tax rate	34.0%	34.0%
Change in valuation allowance on deferred tax assets	-34.0%	-34.0%

Provision for income tax	0.0%	0.0%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

	December 31,
	2010	2009
Deferred income tax assets:

Net operating loss carry forwards	$3,920,540	$3,025,630
Valuation allowance	(3,920,540)	(3,025,630)

Net deferred income tax assets	$-	$-

The Company has established a full valuation allowance on its deferred tax asset because of a lack of sufficient positive evidence to support its realization.  The valuation allowance increased by $894,910 and $500,900 for the years ended December 31, 2010 and 2009, respectively.

The Company has a net operating loss carryover of $11,508,306 to offset future income tax.  The net operating losses expire as follows:

December 31,
2024	$1,152,418
2025	1,917,800
2026	1,663,944
2027	1,475,037
2028	1,216,483
2029	1,473,225
2030	2,609,399
$11,508,306

Note 7 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 7 – Commitments and Contingencies

Operating Leases

The Company leases its office facilities in Atlanta, Georgia for $4,796 per month.  The original term of the lease was 38 months and expired on May 31, 2011.  The lease was extended to December 31, 2011.  At September 30, 2011, future minimum lease payments under the lease are $14,388 for 2011.

Rent expense was $49,005 and $47,201 for the nine months ended September 30, 2011 and 2010, respectively.

Note 10 – Commitments and Contingencies

Operating Leases

The Company leases its office facilities in Atlanta, Georgia for $4,796 per month.  The term of the lease is 38 months and expires on May 31, 2011.  At December 31, 2010, future minimum lease payments under the lease are $23,980 for 2011.

Rent expense was $63,445 and $65,119 for the years ended December 31, 2010 and 2009, respectively.

Note 8 – Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 8 – Subsequent Events

On October 12, 2011, the company issued a convertible promissory note to First Trust Management for $16,290.  The note is due July 12, 2012, bears interest at 7% per annum, and is convertible into shares of the Company’s common stock at a conversion price of 67% of the average of the two lowest bid prices during the five trading days immediately prior to the date of the conversion.

On October 17 2011 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to change the par value of its 20,000,000 shares of preferred stock from a par value of $0.001 per share to $0.002 per share.  Additionally, the preferred stock has both conversion rights to common stock and voting rights at a ratio of 20 to 1.

On October 23, 2011, (the “Execution Date”) Company entered into an a share exchange agreement (the “Rogue Paper Share Exchange Agreement”) with Rogue Paper, Inc., a California corporation (“Rogue Paper”) and certain shareholders of Rogue Paper (the “Rogue Paper Shareholders”).

Pursuant to the Rogue Paper Share Exchange Agreement, the Company shall acquire fifty-one percent (51%) of the issued and outstanding shares of common stock of Rogue Paper (the “Rogue Paper Common Shares”) in exchange for two million five hundred thousand (2,500,000) shares of the Company’s preferred stock, par value $0.002 per share (the “Preferred Shares”).  No sooner than twelve months from the Execution Date, the Preferred Shares shall be convertible, at the option of the holder of such shares, into an aggregate of fifty million (50,000,000) shares of the Company’s common stock.

Commencing six months from the Execution Date, both the Company and the holders of the Preferred Shares shall have the option to redeem any portion of such holders Preferred Shares for cash, at a price of sixty cents ($0.60) per share.  Commencing twenty four (24) months from the Execution Date, holders of the remaining forty-nine percent (49%) of Rogue Paper Common Shares, have the option to have such shares redeemed by the Company for cash, at a price of $0.03 per share.  Furthermore, the Company shall purchase up to an additional one million ($1,000,000) of Rogue Paper Common Shares, in intervals to be determined, over the course of the next twelve months following the Execution Date.

On October 28, 2011, the Company issued 1,375,000 shares of its preferred stock to Frank Russo, a director of the Company, in lieu of accrued compensation of $125,000 for the year ended December 31, 2010 while he was an employee of the Company.

On October 28, 2011, the Company issued 4,285,715 shares of its preferred stock to Kayode Aladesuyi, the Chief Executive Officer and a director of the Company, as compensation for past services at EarthSearch for the years 2003 through 2009.  Additionally, another 1,428,571 shares of preferred stock were issued to Mr. Aladesuyi as payment for an initial license fee for the assignment of certain patents transferred to the Company by Mr. Aladesuyi.

On November 2, 2011, the company issued a convertible promissory note to Azfar Haque for $32,500.  The note is due May 28, 2012, bears interest at 9% per annum, and is convertible into shares of the Company’s common stock at the market price of the Company’s stock at the date of the conversion.

On November 11, 2011, the company issued a convertible promissory note to William Johnson for $12,000.  The note is due January 11, 2012, bears interest at 7% per annum, and is convertible into shares of the Company’s common stock at a conversion price of 70% of the then current market price of the Company’s common stock at the date of the conversion.

For the period from October 1, 2011 through November 14, 2011, the Company issued 10,527,778 shares of its common stock in private placements for a total of $46,450 ($0.004 per share).

For the period from October 1, 2011 through November 14, 2011, the Company issued 32,669,752 shares of its common stock in conversion of loans payable in the amount of $132,891.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Note 11– Subsequent Events

On January 8, 2011, the Company issued 32,857,143 shares of common stock in the conversion of $230,000 of salaries payable to Mr. Kayode Aladesuyi, the Company’s Chairman and Chief Executive Officer.

On January 8, 2011, the Company issued 357,143 shares of common stock in the conversion of $2,500 of accounts payable to an unrelated vendor.

During the period January 1 through April 4, 2011, the Company sold 4,670,089 shares of its restricted common stock in private placements for a total of $52,500 or an average of $0.011 per share.

During the period January 1 through March 31, 2011, the Company issued 4,055,556 shares of common stock in the conversion of $37,500 of notes payable to related parties and 5,800,000 shares of common stock in the conversion of $70,000 of notes payable to unrelated parties.

During the period January 1 through March 31, 2011, the Company issued 500,000 shares to unrelated parties for services, at an average market price of $0.012 per share.

The Company has evaluated subsequent events through the date the consolidated financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the consolidated financial statements.

Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Note 3 – Recent Accounting Pronouncements

In January 2010, the FASB issued ASC Update 2010-01, “Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash” (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company does not expect the provisions of ASCU 2010-01 to have a material effect on the consolidated financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued Accounting Standards Codification (“ASC”) Update 2010-02, “Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary”. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company does not expect the provisions of ASCU 2010-02 to have a material effect on the consolidated financial position, results of operations or cash flows of the Company.

In January 2010, the FASB issued, and the Company adopted, ASC Update No. 2010-05, “Escrowed Share Arrangements and the Presumption of Compensation” (ASCU No. 2010-05”).  ASCU No. 2010-05 codifies the SEC staff’s views on escrowed share arrangements which historically has been that the release of such shares to certain shareholders based on performance criteria is presumed to be compensatory.  When evaluating whether the presumption of compensation has been overcome, the substance of the arrangement should be considered, including whether the transaction was entered into for a reason unrelated to employment, such as to facilitate a financing transaction.  In general, in financing transactions the escrowed shares should be reflected as a discount in the allocation of proceeds.  In debt financings the discounts are to be amortized using the effective interest method, while discounts on equity financings are not generally amortized.  As it relates to future financings, the adoption of this update may have an effect on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASC Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” which updated guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements.  This update requires new disclosures on significant transfers of assets and liabilities between Level 1 and Level 2 of the fair value hierarchy (including the reasons for these transfers) and the reasons for any transfers in or out of Level 3.  This update also requires a reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis.  In addition to these new disclosure requirements, this update clarifies certain existing disclosure requirements.  For example, this update clarifies that reporting entities are required to provide fair value measurement disclosures for each class of assets and liabilities rather than each major category of assets and liabilities.  This update also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements.  This update becomes effective for the Company with the interim and annual reporting period beginning November 1, 2010, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will become effective for the Company with the interim and annual reporting periods beginning November 1, 2011.  The Company will not be required to provide the amended disclosures for any previous periods presented for comparative purposes.  Other than requiring additional disclosures, adoption of this update will not have a material effect on the Company’s consolidated financial statements.

In September 2009, the FASB issued Update No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (ASU 2009-13). It updates the existing multiple-element revenue arrangements guidance currently included under ASC 605-25, which originated primarily from the guidance in EITF Issue No. 00-21, “Revenue Arrangements with Multiple Deliverables” (EITF 00-21). The revised guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) eliminates the residual method to allocate the arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. ASU 2009-13 will be effective for the first annual reporting period beginning on or after June 15, 2010, with early adoption permitted provided that the revised guidance is retroactively applied to the beginning of the year of adoption. The Company is currently assessing the future impact of this new accounting update; however, we do not expect the adoption of this update to have a material impact on our consolidated financial statements.

Management believes that any other recently issued but not yet effective accounting pronouncements, if adopted, will not have a material effect on the Company’s present or future consolidated financial statements.

Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and Equipment

Property and equipment at December 31, 2010 and 2009 consisted of:

	2010	2009

Machinery and equipment	$33,042	$26,611
Furniture and fixtures	23,135	22,806
Leased assets	7,700	28,498
	63,877	77,915
Less: accumulated depreciation	(48,568)	(43,400)
Equipment not in service	-	21,509

Property and equipment, net	$15,309	$56,024

Depreciation expense for the years ended December 31, 2010 and 2009 was $16,267 and $16,604, respectively.  During the year ended December 31, 2010, the Company disposed of leased assets having a net book value of $8,159 and transferred $23,049 of equipment not in service and leased assets to inventory.

Note 7 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 7 – Stockholders’ Deficit

Authorized Capital

On September 9, 2010, the Company’s Board of Directors authorized to increase the Company’s authorized Common Stock to 200 million (200,000,000) shares.

On September 17, 2010, the Company’s Board of Directors authorized a twenty-five million share common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants which were registered under a registration statement on Form S-8 on September 27, 2010.

Common Stock Issued for Cash

During the year ended December 31, 2009, the Company issued 40,240,000 shares of common stock for a total of $524,977 ($0.013 per share).

During the year ended December 31, 2010, the Company issued 46,515,149 shares of common stock for a total of $656,125 ($0.014 per share).

Common Stock Issued in Conversion of Debt

During the year ended December 31, 2009, the Company issued 13,200,000 shares of common stock in the conversion of $132,000 of notes payable to related parties (see Note 4 – Related Parties).

During the year ended December 31, 2010, the Company issued 8,500,000 shares of common stock in the conversion of $85,000 of notes payable to related parties (see Note 6 – Related Parties) and 13,584,383 shares of common stock in the conversion of $157,093 of notes payable to unrelated parties.

Stock Issued for Services

Prior to the Stock Exchange on April 2, 2010, the Company issued 4,000,000 and 400,000 shares of common stock for services, at par value of $.01 per share, to Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company, during the years ended December 31, 2010 and 2009, respectively (see Note 6 – Related Parties).  These values were based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company’s Board of Directors unanimously agreed to grant two million shares to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer and Chairman, under the 2010 Stock Incentive Plan dated September 17, 2010, in lieu of unpaid salary of $87,500 out of an accrued aggregate of $175,000.  Such shares of common stock were to be issued from the shares registered under a registration statement on Form S-8 filed September 27, 2010 representing the 2010 Stock Incentive Plan.  Mr. Aladesuyi declined the acceptance of the shares and, accordingly, the issuance was cancelled.

The Company issued 400,000 shares of its common stock to Frank Russo for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company issued 5,100,000 shares of its common stock to Edward Eppel for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

The Company issued 100,000 shares of its common stock to Anis Sherali for services, at par value of $.01 per share, during the year ended December 31, 2009 (see Note 6 – Related Parties).  This value was based on the grant date fair value of the services rendered  in accordance with ASC Topic 718 as the Company was not a publicly traded company and there was no established market for its shares.

During the year ended December 31, 2009, the Company issued 850,000 shares to an unrelated party for services, at par value of $.01 per share.  This value was based on the grant date fair value of the services in accordance with ASC Topic 718 rendered as the Company was not a publicly traded company and there was no established market for its shares.

During the year ended December 31, 2010, the Company issued 7,700,000 shares to unrelated parties for services, at an average price of $.02 per share based on the market value of the shares at the time of issuance.  1,500,000 of these shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

In-Kind Contribution of Services

During the year ended December 31, 2010, officers and directors of the Company contributed services having a fair market value of $347,846 (see Note 6 – Related Parties).

Acquisition of Noncontrolling Interest in EarthSearch Communications

On December 31, 2010, the Company issued 439,024 shares of its common stock to a noncontrolling shareholder of its subsidiary, EarthSearch Communications International, Inc., for 1,800,000 shares of EarthSearch’s common stock.  The shares were valued at the market price of $0.006 at December 31, 2010 and resulted in a loss on the acquisition of $55,849 as follows:

Value of shares issued in exchange (439,024 shares at $0.006 per share)	$2,634
Fair value of non-controlling interest acquired	(53,215)

Loss on acquisition of non-controlling interest	$55,849

The Company owns 94.66% of EarthSearch as of December 31, 2010.

Note 8 - Escrow Deposits	12 Months Ended
Dec. 31, 2010
Deposit Liabilities Disclosures [Text Block]
Note 8 – Escrow Deposits

On December 18, 2009, the principal shareholders (the “Sellers”) of East Coast Diversified Corporation (“ECDC”) entered into a Securities Purchase Agreement (the “Agreement”) with Kayode Aladesuyi (the “Buyer”), the President of the Company, pursuant to which Sellers, owners of record and beneficially an aggregate of 7,029,950 shares of Common Stock, par value $0.001 per share (“Common Stock”) of ECDC, agreed to sell and transfer Sellers' 7,029,950 shares of Common Stock (the "Sellers’ Shares”) to the Buyer for total consideration of Three Hundred Thousand ($300,000) Dollars. The Agreement also provided that the Company would enter into a share exchange agreement with the Company.

In connection with this transaction the Company deposited $100,000 as of December 31, 2009 in escrow towards the final purchase price of the transaction.  The Company deposited an additional $120,000 in 2010 prior to April 2, 2010.  The escrow deposits were reimbursed to the Company during the quarter ended June 30, 2010 by the ultimate investors that acquired the Sellers’ shares.

On January 26, 2010, the Company began negotiations with G-TECHONOLOGIES SDN BHD (“G-TECH”), a Malaysian entity, to acquire a 10% interest of G-TECH and issued a $25,000 refundable deposit with G-TECH.  The Company is currently performing its due diligence of G-TECH and is continuing its negotiations.